Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries	Hotel Disposition and Impairment Charges
Hotel Disposition
On March 9, 2020, the Company sold the Crowne Plaza in Annapolis, Maryland for approximately $5.1 million in cash. The net carrying value was approximately $2.1 million. The sale resulted in a gain of approximately $3.6 million for the six months ended June 30, 2020, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations.
Impairment Charges

During the three and six months ended June 30, 2020, we recorded impairment charges of $27.6 million and $55.2 million, respectively. For the three months ended March 31, 2020, the impairment charge was comprised of $13.9 million at the Columbus Hampton Inn Easton, $10.0 million at the Canonsburg Homewood Suites Pittsburgh Southpointe and $3.7 million at the Phoenix Hampton Inn Airport North as a result of reduced estimated cash flows resulting from the COVID-19 pandemic and changes to the expected holding periods of these hotel properties.
On July 9, 2020, the non-recourse mortgage loan secured by eight hotel properties matured. The lender has provided notice of UCC sale, which provides that the respective lender will sell the subsidiaries of the Company that own the respective hotels in a public auction. As a result, as of June 30, 2020, the estimated fair value of each hotel property was compared to its carrying value. For the three months ended June 30, 2020, an impairment charge was recorded that was comprised of $1.7 million at the Columbus Hampton Inn Easton, $3.0 million at the Pittsburgh Hampton Inn Waterfront West Homestead, $3.0 million at the Washington Hampton Inn Pittsburgh Meadow Lands, $1.8 million at the Cannonsburg Homewood Suites Pittsburgh Southpointe, $2.4 million at the Stillwater Residence Inn, $9.5 million at the Billerica Courtyard by Marriott Boston, and $6.1 million at the Wichita Courtyard by Marriott Old Town resulting from the difference between the estimated fair value of the property as compared to the net book value at June 30, 2020. We engaged a third-party valuation expert to assist in determining the fair value of the hotel properties. Each impairment charge was based on methodologies which include the development of the discounted cash flow method of the income approach with support based on the market approach, which are considered Level 3 valuation techniques.
During the three and six months ended June 30, 2019, we recorded impairment charges of $6.5 million, which were comprised of $1.4 million at the Wisconsin Dells Hilton Garden Inn and $5.1 million at the Savannah Courtyard. Each impairment charge was based on methodologies which include the development of the discounted cash flow method of the income approach with support based on the market approach, which are considered Level 3 valuation techniques.
The following table presents our hotel properties measured at fair value as a result of the aforementioned impairment charges aggregated by the level in the fair value hierarchy within which measurements fall on a non-recurring basis at June 30, 2020, and the related impairment charges recorded (in thousands):

	Fair values as of June 30, 2020				Six months ended June 30, 2020
	Level 1	Level 2	Level 3	Total	Impairment Charges
Phoenix Hampton Inn Airport North	$—	$—	$—	$—	$3,692	(1)
Columbus Hampton Inn Easton	—	—	11,252	11,252	15,678	(2)
Pittsburgh Hampton Inn Waterfront West Homestead	—	—	5,723	5,723	2,985	(2)
Washington Hampton Inn Pittsburgh Meadow Lands	—	—	5,820	5,820	3,035	(2)
Cannonsburg Homewood Suites Pittsburgh Southpointe	—	—	15,132	15,132	11,826	(2)
Stillwater Residence Inn	—	—	4,171	4,171	2,395	(2)
Billerica Courtyard by Marriott Boston	—	—	17,945	17,945	9,471	(2)
Wichita Courtyard by Marriott Old Town	—	—	12,901	12,901	6,136	(2)
Total	$—	$—	$72,944	$72,944	$55,218
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(1)	The impairment charge was taken in the quarter ended March 31, 2020, based on its estimated fair value of $9.0 million which is considered a Level 3 valuation technique.

(2)	The impairment charges were based on the estimated fair value of each applicable hotel property and were recorded during the six months ended June 30, 2020.

Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries
Hotel Dispositions
On August 2, 2019, the Company sold the San Antonio Marriott for $34.0 million in cash. The sale resulted in a gain of approximately $2.6 million for the year ended December 31, 2019, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $26.8 million of debt associated with the hotel property. See note 8.
On August 6, 2019, the Company sold the Hilton Garden Inn Wisconsin Dells for $8.0 million in cash. The sale resulted in a loss of approximately $292,000 for the year ended December 31, 2019, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $7.7 million of debt associated with the hotel property. See note 8.
On August 14, 2019, the Company sold the Savannah Courtyard for approximately $29.8 million in cash. The sale resulted in a loss of approximately $60,000 for the year ended December 31, 2019, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $28.8 million of debt associated with the hotel property. See note 8.
On December 3, 2019, the Company sold the SpringHill Suites Jacksonville for approximately $11.2 million in cash. The sale resulted in a gain of approximately $3.8 million for the year ended December 31, 2019, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations.
On February 20, 2018, the Company sold the SpringHill Suites Glen Allen for approximately $10.9 million in cash. The sale resulted in a loss of approximately $13,000 for the year ended December 31, 2018, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $7.6 million of debt associated with the hotel property. See note 8.
On May 1, 2018, the Company sold the SpringHill Suites Centreville for approximately $7.5 million in cash. The sale resulted in a gain of approximately $98,000 for the year ended December 31, 2018, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $6.6 million of debt associated with the hotel property. See note 8.
On May 10, 2018, the Company sold the Residence Inn Tampa for approximately $24.0 million in cash. The sale resulted in a gain of approximately $390,000 for the year ended December 31, 2018, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $22.5 million of debt associated with the hotel property. See note 8.
On February 1, 2017, the Company sold the Renaissance Portsmouth hotel for approximately $9.2 million in cash. The sale resulted in a loss of $43,000 for the year ended December 31, 2017, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $20.2 million of debt associated with the hotel property. See note 8.
On March 6, 2017, the Company sold the Embassy Suites Syracuse for approximately $8.8 million in cash. The sale resulted in a loss of $40,000 for the year ended December 31, 2017, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $20.6 million of debt associated with the hotel property. See note 8.
On June 29, 2017, the Company sold the Crowne Plaza Ravinia in Atlanta, Georgia for approximately $88.7 million in cash. The sale resulted in a gain of $14.1 million for the year ended December 31, 2017, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statements of operations. The Company also repaid approximately $78.7 million of debt associated with the hotel property. See note 8.
We included the results of operations for these hotel properties through the date of disposition as shown in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017. The following table includes condensed financial information from these hotel properties (in thousands):

	Year Ended December 31,
	2019	2018	2017
Total hotel revenue	$18,108	$30,682	$51,458
Total hotel operating expenses	(11,740)	(19,631)	(34,987)
Gain (loss) on sale of assets and hotel properties	6,072	475	14,030
Property taxes, insurance and other	(1,418)	(2,266)	(3,105)
Depreciation and amortization	(2,399)	(4,590)	(9,012)
Impairment charges	(6,533)	(16,983)	(8,301)
Operating income (loss)	2,090	(12,313)	10,083
Interest income	—	—	12
Interest expense and amortization of premiums and loan costs	(808)	(2,983)	(8,290)
Write-off of premiums, loan costs and exit fees	(426)	(524)	(98)
Income (loss) before income taxes	856	(15,820)	1,707
(Income) loss before income taxes attributable to redeemable noncontrolling interests in operating partnership	(136)	2,316	(265)
Net Income (loss) before income taxes attributable to the Company	$720	$(13,504)	$1,442

Land Sale
On October 10, 2019, the Company sold the 1.65-acre parking lot adjacent to the Hilton St. Petersburg Bayfront in St. Petersburg, Florida for consideration of approximately $20.6 million. The sale resulted in a gain of approximately $19.4 million for the year ended December 31, 2019, which was included in “gain (loss) on sale of assets and hotel properties” in the consolidated statement of operations. The Company also repaid approximately $8.0 million of debt associated with the hotel property. See notes 8 and 9. The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing (1)	3,543
Note receivable - certificate of occupancy (2)	4,047
Other asset - future ownership rights of parking parcel (3)	4,100
Other asset - free use of parking easement prior to development commencement (4)	235
Other asset - reimbursement of parking fees while parking parcel is in development (5)	462
Total	$20,637
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(1)	This note receivable has a face value of $4.0 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(2)	This note receivable has a face value of $5.3 million and was discounted at 7.0%, which represents the stated rate in the note. See note 9.

(3)	The $4.1 million is the estimated fair value on the closing date of the transaction.

(4)	This amount represents the value for the time period that the Company will receive free use of the parking easement prior to development commencement. The total amount was discounted at 7.0%.

(5)	This amount represents the value for parking fees that will be reimbursed to the Company during the development of the parking parcel and was discounted at 7.0%.
Impairment Charges and Insurance Recoveries
For the year ended December 31, 2019, we recorded impairment charges of $33.6 million. During the second quarter of 2019, we recorded impairment charges of $1.4 million at the Wisconsin Dells Hilton Garden Inn and $5.1 million at the Savannah Courtyard related to the disposition of the hotel properties. In the fourth quarter of 2019, we recorded impairment charges of $9.3 million at the Pittsburgh Hampton Inn Waterfront, $7.6 million at the Stillwater Residence Inn, and $10.2 million at the Washington Hampton Inn Pittsburgh Meadow Lands. These impairment charges resulted from changes in the estimated holding periods of these hotel properties. The impairment charges were based on methodologies discussed in note 2, which are considered Level 3 valuation techniques.
For the year ended December 31, 2018, we recorded a $23.4 million impairment charge, which was comprised of $9.9 million at the San Antonio Marriott, $6.7 million at the Annapolis Crowne Plaza, $5.1 million at the Wisconsin Dells Hilton Garden Inn and $2.0 million at the SpringHill Suites Centreville related to its disposition. The impairment charges were based on methodologies discussed in note 2, which are considered Level 3 valuation techniques. We also recorded impairment adjustments of $275,000 in 2018 based on changes in estimates of property damages incurred from Hurricanes Harvey and Irma.
For the year ended December 31, 2017, we recorded an impairment charge of $8.2 million related to two hotel properties. The impairment charges occurred at the SpringHill Suites Centreville and the SpringHill Suites Glen Allen in the amounts of $4.7 million and $3.5 million, respectively. The impairment charges were based on methodologies discussed in note 2, which are considered Level 3 valuation techniques. The hotel properties were held for sale as of December 31, 2017 and subsequently sold during 2018.
In August and September 2017, twenty-four of our hotel properties in Texas and Florida were impacted by the effects of Hurricanes Harvey and Irma. The Company holds insurance policies that provide coverage for property damage and business interruption after meeting certain deductibles at all of its hotel properties. During 2017, the Company recognized impairment charges, net of anticipated insurance recoveries of $2.0 million. Additionally, the Company recognized remediation and other costs, net of anticipated insurance recoveries of $2.8 million, included primarily in other hotel operating expenses. During the year ended December 31, 2019, 2018 and 2017, the Company received proceeds of $0, $401,000, and $612,000, respectively, for business interruption losses associated with lost profits, which has been recorded as “other” hotel revenue in our consolidated statement of operations, in excess of the deductible of $360,000.
We received additional proceeds of $43,000 and $836,000 associated with property damage from the hurricanes during the years ended December 31, 2019 and 2018. The Company will not record an insurance recovery receivable for business interruption losses associated with lost profits until the amount for such recoveries is known and the amount is realizable.